Financial Instruments - Fair Value Estimation - Reconciliation of Level 3 Fair Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in fair value measurement, liabilities [abstract]
Settled contingent liabilities	$ 107,768
Level 2
Changes in fair value measurement, liabilities [abstract]
Settled contingent liabilities	92,038
Purchase consideration payable | Level 3
Changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	19,362	$ 292,942	$ 25,108
Acquisition and purchase consideration		8,691	206,490
Assumed on acquisition of the Concordia International segment			68,984
Transfer to Level 2		92,182
Paid during the year	(15,730)	(147,207)	(3,557)
Recognized in consolidated statement of loss			(2,452)
Impact of foreign exchange	269	8,407	(1,631)
Impact of foreign exchange	12	(34,475)
Financial liabilities, ending balance	$ 3,913	$ 19,362	$ 292,942